Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment			$ 416	$ 550
AB InBev's net capital expenditures in the statement of cash flow	$ 4,649	$ 4,124
Property plant and equipment			25,910	27,184
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			8,895	9,228
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	48.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	42.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of capital expenditures property plant and equipment	10.00%
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title			8	14
Gross carrying amount [member] | Land and buildings [member] | Property, plant and equipment not subject to operating leases [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment			$ 272	$ 300